Note 18 - Subsequent Stock Split	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Reverse Stock Split [Text Block]
Note
18
–
Subsequent Stock Split

On
September 29, 2017,
the Company effected a
one
-for-
seventy-five
reverse stock split of its common stock. Consequently, all earnings per share and other share related amounts and disclosures have been retroactively adjusted for all periods presented.